Segment Geographical Information And Major Customers (Tables)	12 Months Ended
Dec. 31, 2024
Segment Geographical Information And Major Customers [Abstract]
Schedule of Revenues by Geographic Region
	Year ended December 31
	2024	2023	2022

United States	$2,132	$2,089	$2,134
Israel	41	66	22
Rest of the world	891	754	707
	$3,064	$2,909	$2,863

Schedule of Long-Lived Assets Net by Geographic Areas
	As of December 31,
	2024	2023

Israel	$40	$14
Other	3	5
	$43	$19

Schedule of Revenue Disaggregated by Primary Major Product Lines and Services

In the following table, revenue is disaggregated by primary major product lines and services, and timing of revenue recognition for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022
Software license:
Perpetual based software license - transferred at a point of time	$802	$886	$1,068
Term-based software license - transferred at a point of time	1,995	1,844	1,630
Total software license (*)	$2,797	$2,730	$2,698
PCS services transferred over a period of time	128	120	123
Web advertising at a point of time upon clicks	139	59	42
	$3,064	$2,909	$2,863

(*)	Revenue recognized from sales-based software license was $46, $53 and $48 during the years ended December 31, 2024, 2023 and 2022, respectively (see also Note 2M).